Portfolio of Investments February 28, 2026
Lifecycle Index Retirement Income

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—97.2%(a)
FIXED INCOME—32.2%
22,343,024
Nuveen Bond Index Fund, Class W $ 221,419,372
1,750,513
Nuveen High Yield Corporate Bond ETF 43,832,845
TOTAL FIXED INCOME 265,252,217
INFLATION-PROTECTED ASSETS—9.8%
7,329,460
Nuveen Inflation Linked Bond Fund, Class W 80,184,292
TOTAL INFLATION-PROTECTED ASSETS 80,184,292
INTERNATIONAL EQUITY—13.6%
2,403,108
Nuveen Emerging Markets Equity Index Fund, Class W 38,641,972
2,392,239
Nuveen International Equity Index Fund, Class W 73,322,134
TOTAL INTERNATIONAL EQUITY 111,964,106
INTERNATIONAL FIXED INCOME—6.7%
2,175,082
Nuveen International Aggregate Bond ETF 55,334,086
TOTAL INTERNATIONAL FIXED INCOME 55,334,086
SHORT-TERM FIXED INCOME—9.7%
8,250,902
Nuveen Short Term Bond Index Fund, Class W 80,116,261
TOTAL SHORT-TERM FIXED INCOME 80,116,261
U.S. EQUITY—25.2%
4,366,682
Nuveen Equity Index Fund, Class W 207,024,413
TOTAL U.S. EQUITY 207,024,413
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $607,853,634) 799,875,375
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$1,058,000 (b) Fixed Income Clearing Corporation 3 .660% 03/02/26 1,058,000
TOTAL REPURCHASE AGREEMENT 1,058,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,058,000) 1,058,000
TOTAL INVESTMENTS—97.3%
(Cost $608,911,634) 800,933,375
OTHER ASSETS & LIABILITIES, NET—2.7% 21,831,498
NET ASSETS—100.0% $ 822,764,873
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 3.660% dated 2/27/26 to be repurchased at $1,058,323 on 3/2/26, collateralized by Government Agency Securities, with coupon rate
3.375% and maturity date 11/30/27, valued at $1,079,174.

Lifecycle Index Retirement Income

Portfolio of Investments February 28, 2026
(continued)
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index Retirement Income
Affiliated investment companies $799,875,375 $— $— $799,875,375
Short-Term Investments
:
Repurchase agreement — 1,058,000 — 1,058,000
Total $799,875,375 $1,058,000 $— $800,933,375
1 1 1 1 1

Portfolio of Investments February 28, 2026
Lifecycle Index 2010

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
FIXED INCOME—33.2%
18,561,950
Nuveen Bond Index Fund, Class W $ 183,948,922
1,451,118
Nuveen High Yield Corporate Bond ETF 36,335,995
TOTAL FIXED INCOME 220,284,917
INFLATION-PROTECTED ASSETS—10.0%
6,092,746
Nuveen Inflation Linked Bond Fund, Class W 66,654,641
TOTAL INFLATION-PROTECTED ASSETS 66,654,641
INTERNATIONAL EQUITY—12.0%
1,713,647
Nuveen Emerging Markets Equity Index Fund, Class W 27,555,451
1,705,839
Nuveen International Equity Index Fund, Class W 52,283,967
TOTAL INTERNATIONAL EQUITY 79,839,418
INTERNATIONAL FIXED INCOME—6.9%
1,806,770
Nuveen International Aggregate Bond ETF 45,964,229
TOTAL INTERNATIONAL FIXED INCOME 45,964,229
SHORT-TERM FIXED INCOME—15.7%
10,726,270
Nuveen Short Term Bond Index Fund, Class W 104,152,085
TOTAL SHORT-TERM FIXED INCOME 104,152,085
U.S. EQUITY—22.2%
3,113,403
Nuveen Equity Index Fund, Class W 147,606,448
TOTAL U.S. EQUITY 147,606,448
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $503,849,795) 664,501,738
TOTAL INVESTMENTS—100.0%
(Cost $503,849,795) 664,501,738
OTHER ASSETS & LIABILITIES, NET—0.0% 138,158
NET ASSETS—100.0% $ 664,639,896
ETF Exchange Traded Fund
(a) Affiliated fund.

Lifecycle Index 2010

Portfolio of Investments February 28, 2026
(continued)
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2010
Affiliated investment companies $664,501,738 $— $— $664,501,738
Total $664,501,738 $— $— $664,501,738
1 1 1 1 1

Portfolio of Investments February 28, 2026
Lifecycle Index 2015

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.1%(a)
FIXED INCOME—33.2%
26,604,011
Nuveen Bond Index Fund, Class W $ 263,645,748
2,084,546
Nuveen High Yield Corporate Bond ETF 52,197,032
TOTAL FIXED INCOME 315,842,780
INFLATION-PROTECTED ASSETS—10.1%
8,742,815
Nuveen Inflation Linked Bond Fund, Class W 95,646,392
TOTAL INFLATION-PROTECTED ASSETS 95,646,392
INTERNATIONAL EQUITY—13.8%
2,814,391
Nuveen Emerging Markets Equity Index Fund, Class W 45,255,409
2,801,114
Nuveen International Equity Index Fund, Class W 85,854,142
TOTAL INTERNATIONAL EQUITY 131,109,551
INTERNATIONAL FIXED INCOME—7.0%
2,609,123
Nuveen International Aggregate Bond ETF 66,376,089
TOTAL INTERNATIONAL FIXED INCOME 66,376,089
SHORT-TERM FIXED INCOME—10.6%
10,412,625
Nuveen Short Term Bond Index Fund, Class W 101,106,586
TOTAL SHORT-TERM FIXED INCOME 101,106,586
U.S. EQUITY—25.4%
5,114,357
Nuveen Equity Index Fund, Class W 242,471,687
TOTAL U.S. EQUITY 242,471,687
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $686,477,205) 952,553,085
TOTAL INVESTMENTS—100.1%
(Cost $686,477,205) 952,553,085
OTHER ASSETS & LIABILITIES, NET—(0.1)% (534,538)
NET ASSETS—100.0% $ 952,018,547
ETF Exchange Traded Fund
(a) Affiliated fund.

Lifecycle Index 2015

Portfolio of Investments February 28, 2026
(continued)
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2015
Affiliated investment companies $952,553,085 $— $— $952,553,085
Total $952,553,085 $— $— $952,553,085
1 1 1 1 1

Portfolio of Investments February 28, 2026
Lifecycle Index 2020

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—101.2%(a)
FIXED INCOME—32.7%
78,839,434
Nuveen Bond Index Fund, Class W $ 781,298,792
5,442,082
Nuveen High Yield Corporate Bond ETF 136,269,733
TOTAL FIXED INCOME 917,568,525
INFLATION-PROTECTED ASSETS—8.4%
21,496,734
Nuveen Inflation Linked Bond Fund, Class W 235,174,269
TOTAL INFLATION-PROTECTED ASSETS 235,174,269
INTERNATIONAL EQUITY—15.7%
9,451,467
Nuveen Emerging Markets Equity Index Fund, Class W 151,979,592
9,407,044
Nuveen International Equity Index Fund, Class W 288,325,900
TOTAL INTERNATIONAL EQUITY 440,305,492
INTERNATIONAL FIXED INCOME—7.0%
7,675,867
Nuveen International Aggregate Bond ETF 195,274,057
TOTAL INTERNATIONAL FIXED INCOME 195,274,057
SHORT-TERM FIXED INCOME—8.4%
24,197,959
Nuveen Short Term Bond Index Fund, Class W 234,962,182
TOTAL SHORT-TERM FIXED INCOME 234,962,182
U.S. EQUITY—29.0%
17,175,291
Nuveen Equity Index Fund, Class W 814,280,570
TOTAL U.S. EQUITY 814,280,570
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $2,008,496,168) 2,837,565,095
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$1,912,000 (b) Fixed Income Clearing Corporation 3 .660% 03/02/26 1,912,000
TOTAL REPURCHASE AGREEMENT 1,912,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,912,000) 1,912,000
TOTAL INVESTMENTS—101.3%
(Cost $2,010,408,168) 2,839,477,095
OTHER ASSETS & LIABILITIES, NET—(1.3)% (36,100,978)
NET ASSETS—100.0% $ 2,803,376,117
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 3.660% dated 2/27/26 to be repurchased at $1,912,583 on 3/2/26, collateralized by Government Agency Securities, with coupon rate
3.250% and maturity date 5/15/42, valued at $1,950,254.

Lifecycle Index 2020

Portfolio of Investments February 28, 2026
(continued)
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2020
Affiliated investment companies $2,837,565,095 $— $— $2,837,565,095
Short-Term Investments
:
Repurchase agreement — 1,912,000 — 1,912,000
Total $2,837,565,095 $1,912,000 $— $2,839,477,095
1 1 1 1 1

Portfolio of Investments February 28, 2026
Lifecycle Index 2025

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.3%(a)
FIXED INCOME—31.5%
160,406,006
Nuveen Bond Index Fund, Class W $ 1,589,623,520
9,325,329
Nuveen High Yield Corporate Bond ETF 233,506,238
TOTAL FIXED INCOME 1,823,129,758
INFLATION-PROTECTED ASSETS—6.3%
33,364,250
Nuveen Inflation Linked Bond Fund, Class W 365,004,892
TOTAL INFLATION-PROTECTED ASSETS 365,004,892
INTERNATIONAL EQUITY—17.3%
21,532,034
Nuveen Emerging Markets Equity Index Fund, Class W 346,235,099
21,432,408
Nuveen International Equity Index Fund, Class W 656,903,301
TOTAL INTERNATIONAL EQUITY 1,003,138,400
INTERNATIONAL FIXED INCOME—6.8%
15,616,234
Nuveen International Aggregate Bond ETF 397,276,993
TOTAL INTERNATIONAL FIXED INCOME 397,276,993
SHORT-TERM FIXED INCOME—6.3%
37,559,504
Nuveen Short Term Bond Index Fund, Class W 364,702,788
TOTAL SHORT-TERM FIXED INCOME 364,702,788
U.S. EQUITY—32.1%
39,127,106
Nuveen Equity Index Fund, Class W 1,855,016,095
TOTAL U.S. EQUITY 1,855,016,095
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $4,051,455,378) 5,808,268,926
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.0%
REPURCHASE AGREEMENT—0.0%
$265,000 (b) Fixed Income Clearing Corporation 3 .660% 03/02/26 265,000
TOTAL REPURCHASE AGREEMENT 265,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $265,000) 265,000
TOTAL INVESTMENTS—100.3%
(Cost $4,051,720,378) 5,808,533,926
OTHER ASSETS & LIABILITIES, NET—(0.3)% (19,349,691)
NET ASSETS—100.0% $ 5,789,184,235
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 3.660% dated 2/27/26 to be repurchased at $265,081 on 3/2/26, collateralized by Government Agency Securities, with coupon rate
0.375% and maturity date 7/15/27, valued at $270,353.

Lifecycle Index 2025

Portfolio of Investments February 28, 2026
(continued)
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2025
Affiliated investment companies $5,808,268,926 $— $— $5,808,268,926
Short-Term Investments
:
Repurchase agreement — 265,000 — 265,000
Total $5,808,268,926 $265,000 $— $5,808,533,926
1 1 1 1 1

Portfolio of Investments February 28, 2026
Lifecycle Index 2030

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.3%(a)
FIXED INCOME—28.4%
231,972,469
Nuveen Bond Index Fund, Class W $ 2,298,847,171
11,836,019
Nuveen High Yield Corporate Bond ETF 296,373,916
TOTAL FIXED INCOME 2,595,221,087
INFLATION-PROTECTED ASSETS—4.3%
35,807,095
Nuveen Inflation Linked Bond Fund, Class W 391,729,615
TOTAL INFLATION-PROTECTED ASSETS 391,729,615
INTERNATIONAL EQUITY—20.0%
39,170,475
Nuveen Emerging Markets Equity Index Fund, Class W 629,861,238
38,988,518
Nuveen International Equity Index Fund, Class W 1,194,998,081
TOTAL INTERNATIONAL EQUITY 1,824,859,319
INTERNATIONAL FIXED INCOME—6.3%
22,583,817
Nuveen International Aggregate Bond ETF 574,532,305
TOTAL INTERNATIONAL FIXED INCOME 574,532,305
SHORT-TERM FIXED INCOME—4.3%
40,309,926
Nuveen Short Term Bond Index Fund, Class W 391,409,382
TOTAL SHORT-TERM FIXED INCOME 391,409,382
U.S. EQUITY—37.0%
71,179,025
Nuveen Equity Index Fund, Class W 3,374,597,554
TOTAL U.S. EQUITY 3,374,597,554
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $6,129,957,487) 9,152,349,262
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$9,737,000 (b) Fixed Income Clearing Corporation 3 .660% 03/02/26 9,737,000
TOTAL REPURCHASE AGREEMENT 9,737,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,737,000) 9,737,000
TOTAL INVESTMENTS—100.4%
(Cost $6,139,694,487) 9,162,086,262
OTHER ASSETS & LIABILITIES, NET—(0.4)% (37,090,967)
NET ASSETS—100.0% $ 9,124,995,295
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 3.660% dated 2/27/26 to be repurchased at $9,739,970 on 3/2/26, collateralized by Government Agency Securities, with coupon rate
1.625% and maturity date 10/15/27, valued at $9,931,814.

Lifecycle Index 2030

Portfolio of Investments February 28, 2026
(continued)
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2030
Affiliated investment companies $9,152,349,262 $— $— $9,152,349,262
Short-Term Investments
:
Repurchase agreement — 9,737,000 — 9,737,000
Total $9,152,349,262 $9,737,000 $— $9,162,086,262
1 1 1 1 1

Portfolio of Investments February 28, 2026
Lifecycle Index 2035

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.3%(a)
FIXED INCOME—25.0%
233,053,489
Nuveen Bond Index Fund, Class W $ 2,309,560,074
10,046,717
Nuveen High Yield Corporate Bond ETF 251,569,794
TOTAL FIXED INCOME 2,561,129,868
INFLATION-PROTECTED ASSETS—2.3%
21,299,895
Nuveen Inflation Linked Bond Fund, Class W 233,020,852
TOTAL INFLATION-PROTECTED ASSETS 233,020,852
INTERNATIONAL EQUITY—22.8%
50,022,723
Nuveen Emerging Markets Equity Index Fund, Class W 804,365,386
49,790,997
Nuveen International Equity Index Fund, Class W 1,526,094,055
TOTAL INTERNATIONAL EQUITY 2,330,459,441
INTERNATIONAL FIXED INCOME—5.7%
22,689,016
Nuveen International Aggregate Bond ETF 577,208,567
TOTAL INTERNATIONAL FIXED INCOME 577,208,567
SHORT-TERM FIXED INCOME—2.3%
23,978,536
Nuveen Short Term Bond Index Fund, Class W 232,831,582
TOTAL SHORT-TERM FIXED INCOME 232,831,582
U.S. EQUITY—42.2%
90,900,099
Nuveen Equity Index Fund, Class W 4,309,573,678
TOTAL U.S. EQUITY 4,309,573,678
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $6,530,057,952) 10,244,223,988
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$14,198,000 (b) Fixed Income Clearing Corporation 3 .660% 03/02/26 14,198,000
TOTAL REPURCHASE AGREEMENT 14,198,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $14,198,000) 14,198,000
TOTAL INVESTMENTS—100.4%
(Cost $6,544,255,952) 10,258,421,988
OTHER ASSETS & LIABILITIES, NET—(0.4)% (41,664,065)
NET ASSETS—100.0% $ 10,216,757,923
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 3.660% dated 2/27/26 to be repurchased at $14,202,330 on 3/2/26, collateralized by Government Agency Securities, with coupon rate
3.375% and maturity date 11/30/27, valued at $14,481,970.

Lifecycle Index 2035

Portfolio of Investments February 28, 2026
(continued)
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2035
Affiliated investment companies $10,244,223,988 $— $— $10,244,223,988
Short-Term Investments
:
Repurchase agreement — 14,198,000 — 14,198,000
Total $10,244,223,988 $14,198,000 $— $10,258,421,988
1 1 1 1 1

Portfolio of Investments February 28, 2026
Lifecycle Index 2040

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.2%(a)
FIXED INCOME—18.9%
189,586,453
Nuveen Bond Index Fund, Class W $ 1,878,801,745
7,251,504
Nuveen High Yield Corporate Bond ETF 181,577,660
TOTAL FIXED INCOME 2,060,379,405
INFLATION-PROTECTED ASSETS—0.3%
2,386,618
Nuveen Inflation Linked Bond Fund, Class W 26,109,603
TOTAL INFLATION-PROTECTED ASSETS 26,109,603
INTERNATIONAL EQUITY—26.9%
62,792,683
Nuveen Emerging Markets Equity Index Fund, Class W 1,009,706,343
62,503,499
Nuveen International Equity Index Fund, Class W 1,915,732,235
TOTAL INTERNATIONAL EQUITY 2,925,438,578
INTERNATIONAL FIXED INCOME—4.3%
18,663,480
Nuveen International Aggregate Bond ETF 474,798,931
TOTAL INTERNATIONAL FIXED INCOME 474,798,931
SHORT-TERM FIXED INCOME—0.2%
2,667,573
Nuveen Short Term Bond Index Fund, Class W 25,902,130
TOTAL SHORT-TERM FIXED INCOME 25,902,130
U.S. EQUITY—49.6%
114,092,297
Nuveen Equity Index Fund, Class W 5,409,115,813
TOTAL U.S. EQUITY 5,409,115,813
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $6,422,476,390) 10,921,744,460
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$11,687,000 (b) Fixed Income Clearing Corporation 3 .660% 03/02/26 11,687,000
TOTAL REPURCHASE AGREEMENT 11,687,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,687,000) 11,687,000
TOTAL INVESTMENTS—100.3%
(Cost $6,434,163,390) 10,933,431,460
OTHER ASSETS & LIABILITIES, NET—(0.3)% (33,869,746)
NET ASSETS—100.0% $ 10,899,561,714
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 3.660% dated 2/27/26 to be repurchased at $11,690,565 on 3/2/26, collateralized by Government Agency Securities, with coupon rate
3.375% and maturity date 11/30/27, valued at $11,920,744.

Lifecycle Index 2040

Portfolio of Investments February 28, 2026
(continued)
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2040
Affiliated investment companies $10,921,744,460 $— $— $10,921,744,460
Short-Term Investments
:
Repurchase agreement — 11,687,000 — 11,687,000
Total $10,921,744,460 $11,687,000 $— $10,933,431,460
1 1 1 1 1

Portfolio of Investments February 28, 2026
Lifecycle Index 2045

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.3%(a)
FIXED INCOME—12.3%
109,882,869
Nuveen Bond Index Fund, Class W $ 1,088,939,234
3,369,232
Nuveen High Yield Corporate Bond ETF 84,365,569
TOTAL FIXED INCOME 1,173,304,803
INTERNATIONAL EQUITY—29.9%
61,084,491
Nuveen Emerging Markets Equity Index Fund, Class W 982,238,623
60,802,857
Nuveen International Equity Index Fund, Class W 1,863,607,579
TOTAL INTERNATIONAL EQUITY 2,845,846,202
INTERNATIONAL FIXED INCOME—2.9%
10,706,135
Nuveen International Aggregate Bond ETF 272,364,074
TOTAL INTERNATIONAL FIXED INCOME 272,364,074
U.S. EQUITY—55.2%
111,002,032
Nuveen Equity Index Fund, Class W 5,262,606,330
TOTAL U.S. EQUITY 5,262,606,330
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $5,569,897,873) 9,554,121,409
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$12,220,000 (b) Fixed Income Clearing Corporation 3 .660% 03/02/26 12,220,000
TOTAL REPURCHASE AGREEMENT 12,220,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,220,000) 12,220,000
TOTAL INVESTMENTS—100.4%
(Cost $5,582,117,873) 9,566,341,409
OTHER ASSETS & LIABILITIES, NET—(0.4)% (39,082,200)
NET ASSETS—100.0% $ 9,527,259,209
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 3.660% dated 2/27/26 to be repurchased at $12,223,727 on 3/2/26, collateralized by Government Agency Securities, with coupon rate
3.250% and maturity date 5/15/42, valued at $12,464,435.

Lifecycle Index 2045

Portfolio of Investments February 28, 2026
(continued)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2045
Affiliated investment companies $9,554,121,409 $— $— $9,554,121,409
Short-Term Investments
:
Repurchase agreement — 12,220,000 — 12,220,000
Total $9,554,121,409 $12,220,000 $— $9,566,341,409
1 1 1 1 1

Portfolio of Investments February 28, 2026
Lifecycle Index 2050

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.3%(a)
FIXED INCOME—8.5%
70,140,698
Nuveen Bond Index Fund, Class W $ 695,094,315
285,072
Nuveen High Yield Corporate Bond ETF 7,138,203
TOTAL FIXED INCOME 702,232,518
INTERNATIONAL EQUITY—31.5%
55,845,504
Nuveen Emerging Markets Equity Index Fund, Class W 897,995,710
55,588,495
Nuveen International Equity Index Fund, Class W 1,703,787,370
TOTAL INTERNATIONAL EQUITY 2,601,783,080
INTERNATIONAL FIXED INCOME—2.1%
6,866,441
Nuveen International Aggregate Bond ETF 174,682,259
TOTAL INTERNATIONAL FIXED INCOME 174,682,259
U.S. EQUITY—58.2%
101,478,975
Nuveen Equity Index Fund, Class W 4,811,118,209
TOTAL U.S. EQUITY 4,811,118,209
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $4,823,616,843) 8,289,816,066
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$11,434,000 (b) Fixed Income Clearing Corporation 3 .660% 03/02/26 11,434,000
TOTAL REPURCHASE AGREEMENT 11,434,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,434,000) 11,434,000
TOTAL INVESTMENTS—100.4%
(Cost $4,835,050,843) 8,301,250,066
OTHER ASSETS & LIABILITIES, NET—(0.4)% (33,695,491)
NET ASSETS—100.0% $ 8,267,554,575
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 3.660% dated 2/27/26 to be repurchased at $11,437,487 on 3/2/26, collateralized by Government Agency Securities, with coupon rate
0.125% and maturity date 4/15/26, valued at $11,662,754.

Lifecycle Index 2050

Portfolio of Investments February 28, 2026
(continued)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2050
Affiliated investment companies $8,289,816,066 $— $— $8,289,816,066
Short-Term Investments
:
Repurchase agreement — 11,434,000 — 11,434,000
Total $8,289,816,066 $11,434,000 $— $8,301,250,066
1 1 1 1 1

Portfolio of Investments February 28, 2026
Lifecycle Index 2055

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.2%(a)
FIXED INCOME—7.2%
39,112,673
Nuveen Bond Index Fund, Class W $ 387,606,592
TOTAL FIXED INCOME 387,606,592
INTERNATIONAL EQUITY—32.0%
37,080,760
Nuveen Emerging Markets Equity Index Fund, Class W 596,258,616
36,907,601
Nuveen International Equity Index Fund, Class W 1,131,217,971
TOTAL INTERNATIONAL EQUITY 1,727,476,587
INTERNATIONAL FIXED INCOME—1.8%
3,807,886
Nuveen International Aggregate Bond ETF 96,872,620
TOTAL INTERNATIONAL FIXED INCOME 96,872,620
U.S. EQUITY—59.2%
67,383,099
Nuveen Equity Index Fund, Class W 3,194,632,723
TOTAL U.S. EQUITY 3,194,632,723
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $3,360,843,507) 5,406,588,522
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$7,230,000 (b) Fixed Income Clearing Corporation 3 .660% 03/02/26 7,230,000
TOTAL REPURCHASE AGREEMENT 7,230,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,230,000) 7,230,000
TOTAL INVESTMENTS—100.3%
(Cost $3,368,073,507) 5,413,818,522
OTHER ASSETS & LIABILITIES, NET—(0.3)% (15,912,214)
NET ASSETS—100.0% $ 5,397,906,308
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 3.660% dated 2/27/26 to be repurchased at $7,232,205 on 3/2/26, collateralized by Government Agency Securities, with coupon rate
3.375% and maturity date 11/30/27, valued at $7,374,623.

Lifecycle Index 2055

Portfolio of Investments February 28, 2026
(continued)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2055
Affiliated investment companies $5,406,588,522 $— $— $5,406,588,522
Short-Term Investments
:
Repurchase agreement — 7,230,000 — 7,230,000
Total $5,406,588,522 $7,230,000 $— $5,413,818,522
1 1 1 1 1

Portfolio of Investments February 28, 2026
Lifecycle Index 2060

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.4%(a)
FIXED INCOME—6.2%
20,097,646
Nuveen Bond Index Fund, Class W $ 199,167,676
TOTAL FIXED INCOME 199,167,676
INTERNATIONAL EQUITY—32.5%
22,459,368
Nuveen Emerging Markets Equity Index Fund, Class W 361,146,642
22,358,354
Nuveen International Equity Index Fund, Class W 685,283,562
TOTAL INTERNATIONAL EQUITY 1,046,430,204
INTERNATIONAL FIXED INCOME—1.5%
1,956,487
Nuveen International Aggregate Bond ETF 49,773,029
TOTAL INTERNATIONAL FIXED INCOME 49,773,029
U.S. EQUITY—60.2%
40,811,773
Nuveen Equity Index Fund, Class W 1,934,886,177
TOTAL U.S. EQUITY 1,934,886,177
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $2,126,582,850) 3,230,257,086
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$5,076,000 (b) Fixed Income Clearing Corporation 3 .660% 03/02/26 5,076,000
TOTAL REPURCHASE AGREEMENT 5,076,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,076,000) 5,076,000
TOTAL INVESTMENTS—100.6%
(Cost $2,131,658,850) 3,235,333,086
OTHER ASSETS & LIABILITIES, NET—(0.6)% (20,825,674)
NET ASSETS—100.0% $ 3,214,507,412
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 3.660% dated 2/27/26 to be repurchased at $5,077,548 on 3/2/26, collateralized by Government Agency Securities, with coupon rate
1.625% and maturity date 10/15/27, valued at $5,177,546.

Lifecycle Index 2060

Portfolio of Investments February 28, 2026
(continued)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2060
Affiliated investment companies $3,230,257,086 $— $— $3,230,257,086
Short-Term Investments
:
Repurchase agreement — 5,076,000 — 5,076,000
Total $3,230,257,086 $5,076,000 $— $3,235,333,086
1 1 1 1 1

Portfolio of Investments February 28, 2026
Lifecycle Index 2065

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.5%(a)
FIXED INCOME—5.1%
4,797,268
Nuveen Bond Index Fund, Class W $ 47,540,925
TOTAL FIXED INCOME 47,540,925
INTERNATIONAL EQUITY—32.8%
6,497,287
Nuveen Emerging Markets Equity Index Fund, Class W 104,476,376
6,508,459
Nuveen International Equity Index Fund, Class W 199,484,275
TOTAL INTERNATIONAL EQUITY 303,960,651
INTERNATIONAL FIXED INCOME—1.3%
462,613
Nuveen International Aggregate Bond ETF 11,768,875
TOTAL INTERNATIONAL FIXED INCOME 11,768,875
U.S. EQUITY—60.3%
11,761,611
Nuveen Equity Index Fund, Class W 557,617,970
TOTAL U.S. EQUITY 557,617,970
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $716,300,043) 920,888,421
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.3%
REPURCHASE AGREEMENT—0.3%
$2,824,000 (b) Fixed Income Clearing Corporation 3 .660% 03/02/26 2,824,000
TOTAL REPURCHASE AGREEMENT 2,824,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,824,000) 2,824,000
TOTAL INVESTMENTS—99.8%
(Cost $719,124,043) 923,712,421
OTHER ASSETS & LIABILITIES, NET—0.2% 1,498,232
NET ASSETS—100.0% $ 925,210,653
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 3.660% dated 2/27/26 to be repurchased at $2,824,861 on 3/2/26, collateralized by Government Agency Securities, with coupon rate
0.125% and maturity date 4/15/26, valued at $2,880,485.

Lifecycle Index 2065

Portfolio of Investments February 28, 2026
(continued)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2065
Affiliated investment companies $920,888,421 $— $— $920,888,421
Short-Term Investments
:
Repurchase agreement — 2,824,000 — 2,824,000
Total $920,888,421 $2,824,000 $— $923,712,421
1 1 1 1 1

Portfolio of Investments February 28, 2026
Lifecycle Index 2070

{FooterText}
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.6%(a)
FIXED INCOME—4.1%
22,825
Nuveen Bond Index Fund, Class W $ 226,199
TOTAL FIXED INCOME 226,199
INTERNATIONAL EQUITY—33.2%
39,079
Nuveen Emerging Markets Equity Index Fund, Class W 628,395
38,990
Nuveen International Equity Index Fund, Class W 1,195,040
TOTAL INTERNATIONAL EQUITY 1,823,435
INTERNATIONAL FIXED INCOME—1.1%
2,220
Nuveen International Aggregate Bond ETF 56,477
TOTAL INTERNATIONAL FIXED INCOME 56,477
U.S. EQUITY—61.2%
70,826
Nuveen Equity Index Fund, Class W 3,357,845
TOTAL U.S. EQUITY 3,357,845
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $5,228,437) 5,463,956
TOTAL INVESTMENTS—99.6%
(Cost $5,228,437) 5,463,956
OTHER ASSETS & LIABILITIES, NET—0.4% 23,640
NET ASSETS—100.0% $ 5,487,596
ETF Exchange Traded Fund
(a) Affiliated fund.
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2070
Affiliated investment companies $5,463,956 $— $— $5,463,956
Total $5,463,956 $— $— $5,463,956
1 1 1 1 1